OTHER INTANGIBLE ASSETS, NET	12 Months Ended
Dec. 31, 2018
OTHER INTANGIBLE ASSETS, NET
OTHER INTANGIBLE ASSETS, NET

NOTE 7:      OTHER INTANGIBLE ASSETS, NET

Other intangible assets consisted of the following:

	December 31, 2018			December 31, 2017
	Carrying	Accumulated	Net Book	Carrying	Accumulated	Net Book
	Amount	Amortization	Value	Amount	Amortization	Value
Customers relationships & Other	8,734	6,117	2,617	8,734	4,987	3,747
IP & Technology	7,019	2,754	4,265	7,019	2,079	4,940
Capitalized software development costs	5,939	2,751	3,188	4,738	1,515	3,223
	21,692	11,622	10,070	20,491	8,581	11,910

Amortization expenses amounted to $3,041,  $3,184 and $2,517 for the years ended December 31, 2018, 2017 and 2016 respectively.